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American
   Express(R)
 Annuities

                     American Centurion Life
                     ACL Personal Portfolio Plus(2)
                     ACL Personal Portfolio
                     Variable Annuity

                                                              2003 Annual Report
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AMERICAN                    Issued by: American Centurion Life Assurance Company
 EXPRESS
(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio (comprised of subaccounts ICR, IMS, ISI, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/  Ernst & Young

Minneapolis, Minnesota

March 19, 2004

--------------------------------------------------------------------------------
1   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003                                               ICR        IMS       ISI       IIE          IMG
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $808,582    $36,620  $819,201   $264,408    $2,577,338
                                                             --------    -------  --------   --------    ----------
   at market value                                           $568,377    $36,620  $799,504   $187,743    $2,199,193
Dividends receivable                                               --         15     2,553         --            --
Accounts receivable from American Centurion Life
   for contract purchase payments                                  --      7,289     7,269         --            --
Receivable from mutual funds and portfolios for
   share redemptions                                               --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total assets                                                  568,377     43,924   809,326    187,743     2,199,193
                                                              =======     ======   =======    =======     =========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 642         42       904        213         2,506
   Administrative charge                                           77          5       109         25           301
   Contract terminations                                           --         11        --         --            --
Payable to mutual funds and portfolios for
   investments purchased                                           --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total liabilities                                                 719         58     1,013        238         2,807
                                                             --------    -------  --------   --------    ----------
Net assets applicable to contracts in accumulation period     567,658     43,866   808,313    187,505     2,196,386
Net assets applicable to contracts in payment period               --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total net assets                                             $567,658    $43,866  $808,313   $187,505    $2,196,386
                                                             ========    =======  ========   ========    ==========
Accumulation units outstanding                                583,669     41,193   700,954    221,658     2,089,591
                                                             ========    =======  ========   ========    ==========
Net asset value per accumulation unit                        $   0.97    $  1.06  $   1.15   $   0.85    $     1.05
                                                             ========    =======  ========   ========    ==========

                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                   IGD        IAG       IGN       IIN           IVA
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $183,427   $577,699  $944,109   $303,908      $855,014
                                                             --------   --------  --------   --------      --------
   at market value                                           $156,289   $337,336  $772,014   $236,572      $612,166
Dividends receivable                                               --         --        --         --            --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --        --      1,857            --
Receivable from mutual funds and portfolios for
   share redemptions                                               --         --     1,005        300           780
                                                             --------   --------  --------   --------      --------
Total assets                                                  156,289    337,336   773,019    238,729       612,946
                                                             ========   ========  ========   ========      ========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 176        381       894        268           696
   Administrative charge                                           21         46       107         32            84
   Contract terminations                                           --         --         4         --            --
Payable to mutual funds and portfolios for
   investments purchased                                           --         --        --      1,857            --
                                                             --------   --------  --------   --------      --------
Total liabilities                                                 197        427     1,005      2,157           780
                                                             --------   --------  --------   --------      --------
Net assets applicable to contracts in accumulation period     156,092    336,909   772,014    236,572       612,166
Net assets applicable to contracts in payment period               --         --        --         --            --
                                                             --------   --------  --------   --------      --------
Total net assets                                             $156,092   $336,909  $772,014   $236,572      $612,166
                                                             ========   ========  ========   ========      ========
Accumulation units outstanding                                149,643    475,765   774,747    257,511       670,922
                                                             ========   ========  ========   ========      ========
Net asset value per accumulation unit                        $   1.04   $   0.71  $   1.00   $   0.92      $   0.91
                                                             ========   ========  ========   ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                   IIG        IVL       ISB         IWG         IEQ
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $340,516   $188,110  $4,211,792   $964,108    $149,933
                                                             --------   --------  ----------   --------    --------
   at market value                                           $329,141   $231,944  $3,921,672   $661,818    $145,510
Dividends receivable                                               --         --          --         --          --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --         --          --        --
Receivable from mutual funds and portfolios for
   share redemptions                                              443        295      23,773      3,642         186
                                                             --------   --------  ----------   --------    --------
Total assets                                                  329,584    232,239   3,945,445    665,460     145,696
                                                             ========   ========  ==========   ========    ========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 396        263       4,496        761         166
   Administrative charge                                           47         32         539         91          20
   Contract terminations                                           --         --      18,738      2,790          --
Payable to mutual funds and portfolios for investments
   purchased                                                       --         --          --         --          --
                                                             --------   --------  ----------   --------    --------
Total liabilities                                                 443        295      23,773      3,642         186
                                                             --------   --------  ----------   --------    --------
Net assets applicable to contracts in accumulation period     329,075    231,944   3,921,250    661,096     145,510
Net assets applicable to contracts in payment period               66         --         422        722          --
                                                             --------   --------  ----------   --------    --------
Total net assets                                             $329,141   $231,944  $3,921,672   $661,818    $145,510
                                                             ========   ========  ==========   ========    ========
Accumulation units outstanding                                318,255    167,893   2,892,352    635,546     143,259
                                                             ========   ========  ==========   ========    ========
Net asset value per accumulation unit                        $   1.03   $   1.38  $     1.36   $   1.04    $   1.02
                                                             ========   ========  ==========   ========    ========

                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                  IMD        ISC         IUS        IGR         IHI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $1,114,234   $209,933    $949,175   $913,568    $365,287
                                                           ----------   --------    --------   --------    --------
   at market value                                         $1,059,998   $251,587    $973,442   $795,151    $337,082
Dividends receivable                                               --         --         963         --          --
Accounts receivable from American Centurion Life for
   contract purchase payments                                   7,384      3,669          --      5,526       3,653
Receivable from mutual funds and portfolios for share
   redemptions                                                  1,364        314       1,227        993         423
                                                           ----------   --------    --------   --------    --------
Total assets                                                1,068,746    255,570     975,632    801,670     341,158
                                                            =========    =======     =======    =======     =======
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                               1,218        280       1,095        887         378
   Administrative charge                                          146         34         132        106          45
   Contract terminations                                           --         --       1,995         --          --
Payable to mutual funds and portfolios for
   investments purchased                                        7,384      3,669         963      5,526       3,653
                                                           ----------   --------    --------   --------    --------
Total liabilities                                               8,748      3,983       4,185      6,519       4,076
                                                           ----------   --------    --------   --------    --------
Net assets applicable to contracts in accumulation period   1,059,998    251,587     971,447    795,151     337,082
Net assets applicable to contracts in payment period               --         --          --         --          --
                                                           ----------   --------    --------   --------    --------
Total net assets                                           $1,059,998   $251,587    $971,447   $795,151    $337,082
                                                           ==========   ========    ========   ========    ========
Accumulation units outstanding                                940,746    154,090     750,262    633,045     279,626
                                                           ==========   ========    ========   ========    ========
Net asset value per accumulation unit                      $     1.13   $   1.63    $   1.29   $   1.26    $   1.21
                                                           ==========   ========    ========   ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                  IDI        IPD       IGI          IPG           IHY
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $386,232   $573,260  $981,984    $1,675,427     $573,289
                                                             --------   --------  --------    ----------     --------
   at market value                                           $360,279   $575,527  $883,270    $1,546,779     $436,917
Dividends receivable                                               --         --        --            --           --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --        --            --           --
Receivable from mutual funds and portfolios for share
   redemptions                                                    456        729     1,126        11,717          554
                                                             --------   --------  --------    ----------     --------
Total assets                                                  360,735    576,256   884,396     1,558,496      437,471
                                                              =======    =======   =======     =========      =======
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 407        651     1,005         1,775          495
   Administrative charge                                           49         78       121           213           59
   Contract terminations                                           --         --        --         9,729           --
Payable to mutual funds and portfolios for investments
   purchased                                                       --         --        --            --           --
                                                             --------   --------  --------    ----------     --------
Total liabilities                                                 456        729     1,126        11,717          554
                                                             --------   --------  --------    ----------     --------
Net assets applicable to contracts in accumulation period     360,279    575,527   883,270     1,546,779      436,917
Net assets applicable to contracts in payment period               --         --        --            --           --
                                                             --------   --------  --------    ----------     --------
Total net assets                                             $360,279   $575,527  $883,270    $1,546,779     $436,917
                                                             ========   ========  ========    ==========     ========
Accumulation units outstanding                                290,122    450,864   730,973     1,479,457      390,197
                                                             ========   ========  ========    ==========     ========
Net asset value per accumulation unit                        $   1.24   $   1.28  $   1.21    $     1.05     $   1.12
                                                             ========   ========  ========    ==========     ========

                                                                                     Segregated Asset Subaccounts
December 31, 2003 (continued)                                                        IPH           INO        IPV
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                                        $314,241      $426,083   $1,712,127
                                                                                  --------      --------   ----------
   at market value                                                                $270,126      $254,927   $1,016,432
Dividends receivable                                                                    --            --           --
Accounts receivable from American Centurion Life for contract purchase payments         --            --           --
Receivable from mutual funds and portfolios for share redemptions                      343           327        6,901
                                                                                  --------      --------   ----------
Total assets                                                                       270,469       255,254    1,023,333
                                                                                   =======       =======    =========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                                      306           292        1,172
   Administrative charge                                                                37            35          141
   Contract terminations                                                                --            --        5,588
Payable to mutual funds and portfolios for investments purchased                        --            --           --
                                                                                  --------      --------   ----------
Total liabilities                                                                      343           327        6,901
                                                                                  --------      --------   ----------
Net assets applicable to contracts in accumulation period                          270,126       254,927    1,016,432
Net assets applicable to contracts in payment period                                    --            --           --
                                                                                  --------      --------   ----------
Total net assets                                                                  $270,126      $254,927   $1,016,432
                                                                                  ========      ========   ==========
Accumulation units outstanding                                                     221,497       260,745      995,369
                                                                                  ========      ========   ==========
Net asset value per accumulation unit                                             $   1.22      $   0.98   $     1.02
                                                                                  ========      ========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003                                          ICR          IMS         ISI          IIE   IMG
Investment income
Dividend income from mutual funds and portfolios                   $  3,220      $   212    $ 29,707    $  1,489    $  47,050
Variable account expenses                                             7,232          573      11,584       2,255       29,271
                                                                   --------      -------    --------    --------    ---------
Investment income (loss) -- net                                      (4,012)        (361)     18,123        (766)      17,779
                                                                   ========      =======    ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              83,653       14,306     161,669      24,570      321,902
    Cost of investments sold                                        144,792       14,306     166,153      44,291      423,376
                                                                   --------      -------    --------    --------    ---------
Net realized gain (loss) on sales of investments                    (61,139)          --      (4,484)    (19,721)    (101,474)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     189,624            1      11,585      59,719      438,414
                                                                   --------      -------    --------    --------    ---------
Net gain (loss) on investments                                      128,485            1       7,101      39,998      336,940
                                                                   --------      -------    --------    --------    ---------
Net increase (decrease) in net assets resulting from operations    $124,473      $  (360)   $ 25,224    $ 39,232    $ 354,719
                                                                   ========      =======    ========    ========    =========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IGD          IAG         IGN          IIN   IVA
Investment income
Dividend income from mutual funds and portfolios                    $   964      $    --    $  7,179    $  1,122     $  1,692
Variable account expenses                                             2,012        4,333      10,101       2,809        7,902
                                                                    -------      -------    --------    --------     --------
Investment income (loss) -- net                                      (1,048)      (4,333)     (2,922)     (1,687)      (6,210)
                                                                   ========      =======    ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              15,316       50,474     108,002      33,545       54,248
    Cost of investments sold                                         20,694      105,754     154,287      56,302       87,029
                                                                    -------      -------    --------    --------     --------
Net realized gain (loss) on sales of investments                     (5,378)     (55,280)    (46,285)    (22,757)     (32,781)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
   investments                                                       36,136      132,753     196,809      73,583      157,853
                                                                    -------      -------    --------    --------     --------
Net gain (loss) on investments                                       30,758       77,473     150,524      50,826      125,072
                                                                    -------      -------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations     $29,710      $73,140    $147,602    $ 49,139     $118,862
                                                                   ========      =======    ========    ========    =========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IIG          IVL         ISB          IWG   IEQ
Investment income
Dividend income from mutual funds and portfolios                   $  4,626      $ 2,370    $ 83,861    $  6,594      $ 1,728
Variable account expenses                                             4,526        2,988      54,002       8,396        1,851
                                                                   --------      -------    --------    --------      -------
Investment income (loss) -- net                                         100         (618)     29,859      (1,802)        (123)
                                                                   ========      =======    ========    ========      =======
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              84,510       32,851     498,642      65,371       15,865
    Cost of investments sold                                        103,240       31,101     574,843     110,153       19,373
                                                                   --------      -------    --------    --------      -------
Net realized gain (loss) on sales of investments                    (18,730)       1,750     (76,201)    (44,782)      (3,508)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      96,394       51,255     496,399     170,105       35,395
                                                                   --------      -------    --------    --------      -------
Net gain (loss) on investments                                       77,664       53,005     420,198     125,323       31,887
                                                                   --------      -------    --------    --------      -------
Net increase (decrease) in net assets resulting from operations    $ 77,764      $52,387    $450,057    $123,521      $31,764
                                                                   ========      =======    ========    ========      =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IMD          ISC         IUS          IGR   IHI
Investment income
Dividend income from mutual funds and portfolios                   $ 17,279      $   100    $ 29,231    $  2,745     $ 23,859
Variable account expenses                                            13,617        2,907      14,008       9,757        4,575
                                                                   --------      -------    --------    --------     --------
Investment income (loss) -- net                                       3,662       (2,807)     15,223      (7,012)      19,284
                                                                   ========      =======    ========    ========     ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                             140,207       28,121     126,688      86,261       50,443
    Cost of investments sold                                        166,733       27,557     121,309     118,679       60,631
                                                                   --------      -------    --------    --------     --------
Net realized gain (loss) on sales of investments                    (26,526)         564       5,379     (32,418)     (10,188)
Distributions from capital gains                                         --           --      12,653          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     201,617       75,553     (33,541)    217,909       55,671
                                                                   --------      -------    --------    --------     --------
Net gain (loss) on investments                                      175,091       76,117     (15,509)    185,491       45,483
                                                                   --------      -------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations    $178,753      $73,310    $   (286)   $178,479     $ 64,767
                                                                   ========      =======    ========    ========     ========

                                                                                   Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IDI          IPD         IGI          IPG         IHY
Investment income
Dividend income from mutual funds and portfolios                   $ 36,130     $ 53,172    $ 17,987    $ 25,379     $ 46,938
Variable account expenses                                             5,362        8,123      11,901      19,714        6,034
                                                                   --------     --------    --------    --------     --------
Investment income (loss) -- net                                      30,768       45,049       6,086       5,665       40,904
                                                                   ========     ========    ========    ========     ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                             106,730      119,116     202,081     180,701       95,416
    Cost of investments sold                                        122,905      128,175     264,583     229,385      139,821
                                                                   --------     --------    --------    --------     --------
Net realized gain (loss) on sales of investments                    (16,175)      (9,059)    (62,502)    (48,684)     (44,405)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      50,017       61,061     247,898     366,257       98,817
                                                                   --------     --------    --------    --------     --------
Net gain (loss) on investments                                       33,842       52,002     185,396     317,573       54,412
                                                                   --------     --------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations    $ 64,610     $ 97,051    $191,482    $323,238     $ 95,316
                                                                   ========     ========    ========    ========     ========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                                                       IPH          INO         IPV
Investment income
Dividend income from mutual funds and portfolios                                            $ 28,396    $     --    $   3,739
Variable account expenses                                                                      3,709       3,472       13,690
                                                                                            --------    --------    ---------
Investment income (loss) -- net                                                               24,687      (3,472)      (9,951)
                                                                                            ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                                       49,573      60,655      145,839
    Cost of investments sold                                                                  64,056     119,924      276,185
                                                                                            --------    --------    ---------
Net realized gain (loss) on sales of investments                                             (14,483)    (59,269)    (130,346)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                          47,725     128,075      342,141
                                                                                            --------    --------    ---------
Net gain (loss) on investments                                                                33,242      68,806      211,795
                                                                                            --------    --------    ---------
Net increase (decrease) in net assets resulting from operations                             $ 57,929    $ 65,334    $ 201,844
                                                                                            ========    ========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003                                          ICR          IMS         ISI          IIE         IMG
Operations
Investment income (loss) -- net                                    $ (4,012)     $  (361)  $  18,123    $   (766)  $   17,779
Net realized gain (loss) on sales of investments                    (61,139)          --      (4,484)    (19,721)    (101,474)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     189,624            1      11,585      59,719      438,414
                                                                  ---------      -------   ---------    --------   ----------
Net increase (decrease) in net assets resulting from operations     124,473         (360)     25,224      39,232      354,719
                                                                   ========      =======   =========    ========   ==========
Contract transactions
Contract purchase payments                                            1,102           --       2,097         251        1,847
Net transfers(1)                                                    (21,333)      (4,857)    (34,067)      8,733      (57,903)
Contract terminations:
    Surrender benefits and contract charges                         (32,505)      (1,583)    (73,646)    (15,504)    (156,906)
                                                                  ---------      -------   ---------    --------   ----------
Increase (decrease) from contract transactions                      (52,736)      (6,440)   (105,616)     (6,520)    (212,962)
                                                                  ---------      -------   ---------    --------   ----------
Net assets at beginning of year                                     495,921       50,666     888,705     154,793    2,054,629
                                                                  ---------      -------   ---------    --------   ----------
Net assets at end of year                                          $567,658      $43,866   $ 808,313    $187,505   $2,196,386
                                                                   ========      =======   =========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                              649,741       47,144     794,018     231,090    2,317,977
Contract purchase payments                                            1,229           --       1,834         369        1,887
Net transfers(1)                                                    (27,165)      (4,467)    (30,277)     12,303      (62,928)
Contract terminations:
    Surrender benefits and contract charges                         (40,136)      (1,484)    (64,621)    (22,104)    (167,345)
                                                                  ---------      -------   ---------    --------   ----------
Units outstanding at end of year                                    583,669       41,193     700,954     221,658    2,089,591
                                                                   ========      =======   =========    ========   ==========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IGD          IAG         IGN          IIN         IVA
Operations
Investment income (loss) -- net                                    $ (1,048)    $ (4,333)   $ (2,922)   $ (1,687)    $ (6,210)
Net realized gain (loss) on sales of investments                     (5,378)     (55,280)    (46,285)    (22,757)     (32,781)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      36,136      132,753     196,809      73,583      157,853
                                                                   --------     --------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations      29,710       73,140     147,602      49,139      118,862
                                                                   ========     ========    ========    ========     ========
Contract transactions
Contract purchase payments                                              209        1,506         682         248          390
Net transfers(1)                                                      3,143        8,726       2,642      13,634        8,418
Contract terminations:
    Surrender benefits and contract charges                          (8,666)     (31,618)    (82,236)    (21,287)     (35,968)
                                                                   --------     --------    --------    --------     --------
Increase (decrease) from contract transactions                       (5,314)     (21,386)    (78,912)     (7,405)     (27,160)
                                                                   --------     --------    --------    --------     --------
Net assets at beginning of year                                     131,696      285,155     703,324     194,838      520,464
                                                                   --------     --------    --------    --------     --------
Net assets at end of year                                          $156,092     $336,909    $772,014    $236,572     $612,166
                                                                   ========     ========    ========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              155,010      511,413     865,887     269,895      703,492
Contract purchase payments                                              241        2,346         824         341          485
Net transfers(1)                                                      3,611       14,410       3,869      15,816       10,778
Contract terminations:
    Surrender benefits and contract charges                          (9,219)     (52,404)    (95,833)    (28,541)     (43,833)
                                                                   --------     --------    --------    --------     --------
Units outstanding at end of year                                    149,643      475,765     774,747     257,511      670,922
                                                                   ========     ========    ========    ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IIG          IVL         ISB          IWG          IEQ
Operations
Investment income (loss) -- net                                    $    100     $   (618) $   29,859    $ (1,802)    $   (123)
Net realized gain (loss) on sales of investments                    (18,730)       1,750     (76,201)    (44,782)      (3,508)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      96,394       51,255     496,399     170,105       35,395
                                                                   --------     --------  ----------    --------     --------
Net increase (decrease) in net assets resulting from operations      77,764       52,387     450,057     123,521       31,764
                                                                   ========     ========  ==========    ========     ========
Contract transactions
Contract purchase payments                                              514          215       4,208       1,308          219
Net transfers(1)                                                      9,100        3,836    (153,085)     (2,403)       2,572
Contract terminations:
    Surrender benefits and contract charges                         (73,341)     (24,918)   (254,939)    (37,052)      (9,034)
                                                                   --------     --------  ----------    --------     --------
Increase (decrease) from contract transactions                      (63,727)     (20,867)   (403,816)    (38,147)      (6,243)
                                                                   --------     --------  ----------    --------     --------
Net assets at beginning of year                                     315,104      200,424   3,875,431     576,444      119,989
                                                                   --------     --------  ----------    --------     --------
Net assets at end of year                                          $329,141     $231,944  $3,921,672    $661,818     $145,510
                                                                   ========     ========  ==========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              388,647      184,442   3,214,421     676,796      149,118
Contract purchase payments                                              631          192       3,386       1,463          257
Net transfers(1)                                                     12,354        3,729    (123,569)       (972)       4,062
Contract terminations:
    Surrender benefits and contract charges                         (83,377)     (20,470)   (201,886)    (41,741)     (10,178)
                                                                   --------     --------  ----------    --------     --------
Units outstanding at end of year                                    318,255      167,893   2,892,352     635,546      143,259
                                                                   ========     ========  ==========    ========     ========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IMD          ISC         IUS          IGR         IHI
Operations
Investment income (loss) -- net                                  $    3,662     $ (2,807) $   15,223    $ (7,012)    $ 19,284
Net realized gain (loss) on sales of investments                    (26,526)         564       5,379     (32,418)     (10,188)
Distributions from capital gains                                         --           --      12,653          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     201,617       75,553     (33,541)    217,909       55,671
                                                                 ----------     --------  ----------    --------     -------
Net increase (decrease) in net assets resulting from operations     178,753       73,310        (286)    178,479       64,767
                                                                 ==========     ========  ==========    ========     ========
Contract transactions
Contract purchase payments                                            1,643          307       3,449       1,332          422
Net transfers(1)                                                     43,655       25,736      (7,653)     28,589      (17,523)
Contract terminations:
    Surrender benefits and contract charges                         (92,314)     (19,186)    (75,580)    (52,125)     (24,594)
                                                                 ----------     --------  ----------    --------     --------
Increase (decrease) from contract transactions                      (47,016)       6,857     (79,784)    (22,204)     (41,695)
                                                                 ----------     --------  ----------    --------     --------
Net assets at beginning of year                                     928,261      171,420   1,051,517     638,876      314,010
                                                                 ----------     --------  ----------    --------     --------
Net assets at end of year                                        $1,059,998     $251,587  $  971,447    $795,151     $337,082
                                                                 ==========     ========  ==========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              989,000      147,666     811,590     656,703      318,393
Contract purchase payments                                            1,532          255       2,665       1,241          406
Net transfers(1)                                                     40,571       19,383      (5,856)     22,652      (17,048)
Contract terminations:
    Surrender benefits and contract charges                         (90,357)     (13,214)    (58,137)    (47,551)     (22,125)
                                                                 ----------     --------  ----------    --------     --------
Units outstanding at end of year                                    940,746      154,090     750,262     633,045      279,626
                                                                 ==========     ========  ==========    ========     ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IDI          IPD         IGI          IPG         IHY
Operations
Investment income (loss) -- net                                    $ 30,768    $  45,049   $   6,086  $    5,665     $ 40,904
Net realized gain (loss) on sales of investments                    (16,175)      (9,059)    (62,502)    (48,684)     (44,405)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      50,017       61,061     247,898     366,257       98,817
                                                                   --------    ---------   ---------  ----------     --------
Net increase (decrease) in net assets resulting from operations      64,610       97,051     191,482     323,238       95,316
                                                                   ========    =========   =========  ==========     ========
Contract transactions
Contract purchase payments                                            1,309          800         884       9,362        1,312
Net transfers(1)                                                    (60,993)     (57,820)    (73,344)    (58,161)     (51,361)
Contract terminations:
    Surrender benefits and contract charges                         (34,023)     (52,904)    (78,528)    (77,254)     (31,759)
                                                                   --------    ---------   ---------  ----------     --------
Increase (decrease) from contract transactions                      (93,707)    (109,924)   (150,988)   (126,053)     (81,808)
                                                                   --------    ---------   ---------  ----------     --------
Net assets at beginning of year                                     389,376      588,400     842,776   1,349,594      423,409
                                                                   --------    ---------   ---------  ----------     --------
Net assets at end of year                                          $360,279    $ 575,527   $ 883,270  $1,546,779     $436,917
                                                                   ========    =========   =========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                              371,856      545,659     878,120   1,621,254      473,013
Contract purchase payments                                            1,079          707         785      10,472        1,203
Net transfers(1)                                                    (52,299)     (50,982)    (72,408)    (67,882)     (51,212)
Contract terminations:
    Surrender benefits and contract charges                         (30,514)     (44,520)    (75,524)    (84,387)     (32,807)
                                                                   --------    ---------   ---------  ----------     --------
Units outstanding at end of year                                    290,122      450,864     730,973   1,479,457      390,197
                                                                   ========    =========   =========  ==========     ========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                                                       IPH          INO         IPV
Operations
Investment income (loss) -- net                                                             $ 24,687    $ (3,472)  $   (9,951)
Net realized gain (loss) on sales of investments                                             (14,483)    (59,269)    (130,346)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                          47,725     128,075      342,141
                                                                                            --------    --------   ----------
Net increase (decrease) in net assets resulting from operations                               57,929      65,334      201,844
                                                                                            ========    ========   ==========
Contract transactions
Contract purchase payments                                                                       423         448        1,447
Net transfers(1)                                                                             (25,714)    (19,424)     (40,258)
Contract terminations:
    Surrender benefits and contract charges                                                  (19,607)    (28,553)     (72,274)
                                                                                            --------    --------   ----------
Increase (decrease) from contract transactions                                               (44,898)    (47,529)    (111,085)
                                                                                            --------    --------   ----------
Net assets at beginning of year                                                              257,095     237,122      925,673
                                                                                            --------    --------   ----------
Net assets at end of year                                                                   $270,126    $254,927   $1,016,432
                                                                                            ========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                                                       263,044     317,335    1,116,455
Contract purchase payments                                                                       409         464        1,594
Net transfers(1)                                                                             (24,450)    (22,101)     (42,673)
Contract terminations:
    Surrender benefits and contract charges                                                  (17,506)    (34,953)     (80,007)
                                                                                            --------    --------   ----------
Units outstanding at end of year                                                             221,497     260,745      995,369
                                                                                            ========    ========   ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002                                          ICR          IMS         ISI          IIE         IMG
Operations
Investment income (loss) -- net                                   $  (6,477)     $  (121) $   35,396    $   (775)  $   25,491
Net realized gain (loss) on sales of investments                   (250,020)          (1)    (11,938)    (31,636)    (182,342)
Distributions from capital gains                                     66,889           --          --         433      177,152
Net change in unrealized appreciation or depreciation of
    investments                                                     (23,857)          --      12,942     (10,141)    (332,704)
                                                                  ---------      -------  ----------    --------   ----------
Net increase (decrease) in net assets resulting from operations    (213,465)        (122)     36,400     (42,119)    (312,403)
                                                                  =========      =======  ==========    ========   ==========
Contract transactions
Contract purchase payments                                           17,045           --      39,864       1,318        8,849
Net transfers(1)                                                   (157,528)      (2,886)   (134,946)     (2,894)     279,169
Contract terminations:
    Surrender benefits and contract charges                        (106,261)         (27)    (67,110)    (15,153)    (208,321)
                                                                  ---------      -------  ----------    --------   ----------
Increase (decrease) from contract transactions                     (246,744)      (2,913)   (162,192)    (16,729)      79,697
                                                                  ---------      -------  ----------    --------   ----------
Net assets at beginning of year                                     956,130       53,701   1,014,497     213,641    2,287,335
                                                                  ---------      -------  ----------    --------   ----------
Net assets at end of year                                         $ 495,921      $50,666  $  888,705    $154,793   $2,054,629
                                                                  =========      =======  ==========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                              963,302       49,853     943,189     257,151    2,215,746
Contract purchase payments                                           17,444           --      36,665       1,694        9,236
Net transfers(1)                                                   (209,561)      (2,684)   (124,278)     (6,858)     311,983
Contract terminations:
    Surrender benefits and contract charges                        (121,444)         (25)    (61,558)    (20,897)    (218,988)
                                                                  ---------      -------  ----------    --------   ----------
Units outstanding at end of year                                    649,741       47,144     794,018     231,090    2,317,977
                                                                  =========      =======  ==========    ========   ==========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IGD          IAG         IGN          IIN         IVA
Operations
Investment income (loss) -- net                                    $ (1,395)   $  (5,347)  $  (8,979)   $ (2,303)   $  (7,852)
Net realized gain (loss) on sales of investments                     (9,632)    (157,982)    (70,335)    (46,030)    (123,506)
Distributions from capital gains                                        166           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     (31,490)      (5,177)    (79,373)      2,811     (151,757)
                                                                   --------    ---------   ---------    --------    ---------
Net increase (decrease) in net assets resulting from operations     (42,351)    (168,506)   (158,687)    (45,522)    (283,115)
                                                                   ========    =========   =========    ========    =========
Contract transactions
Contract purchase payments                                           16,779        4,298      36,430       1,935       18,304
Net transfers(1)                                                     (3,412)     (35,771)    (32,365)    (42,522)     (72,899)
Contract terminations:
    Surrender benefits and contract charges                          (6,160)     (34,659)    (51,350)    (18,043)     (98,398)
                                                                   --------    ---------   ---------    --------    ---------
Increase (decrease) from contract transactions                        7,207      (66,132)    (47,285)    (58,630)    (152,993)
                                                                   --------    ---------   ---------    --------    ---------
Net assets at beginning of year                                     166,840      519,793     909,296     298,990      956,572
                                                                   --------    ---------   ---------    --------    ---------
Net assets at end of year                                          $131,696    $ 285,155   $ 703,324    $194,838    $ 520,464
                                                                   ========    =========   =========    ========    =========
Accumulation unit activity
Units outstanding at beginning of year                              151,251      625,522     931,727     344,415      888,761
Contract purchase payments                                           15,493        5,694      38,014       2,304       17,430
Net transfers(1)                                                     (5,320)     (63,568)    (46,866)    (53,459)     (93,366)
Contract terminations:
    Surrender benefits and contract charges                          (6,414)     (56,235)    (56,988)    (23,365)    (109,333)
                                                                   --------    ---------   ---------    --------    ---------
Units outstanding at end of year                                    155,010      511,413     865,887     269,895      703,492
                                                                   ========    =========   =========    ========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IIG          IVL         ISB          IWG   IEQ
Operations
Investment income (loss) -- net                                    $ (1,070)    $ (1,116) $   42,030  $   (3,708)    $   (710)
Net realized gain (loss) on sales of investments                    (14,819)       1,439    (127,110)    (75,010)      (6,770)
Distributions from capital gains                                         --       12,600          --          --        1,155
Net change in unrealized appreciation or depreciation of
    investments                                                     (71,508)     (46,251)   (266,034)   (147,812)     (31,273)
                                                                   --------     --------  ----------  ----------     --------
Net increase (decrease) in net assets resulting from operations     (87,397)     (33,328)   (351,114)   (226,530)     (37,598)
                                                                   ========     ========  ==========  ==========     ========
Contract transactions
Contract purchase payments                                            5,489        1,359      64,283      33,322        1,336
Net transfers(1)                                                      4,791         (116)    (43,996)    (22,283)      (4,682)
Contract terminations:
    Surrender benefits and contract charges                         (18,963)      (9,944)   (413,888)    (72,306)      (6,872)
                                                                   --------     --------  ----------  ----------     --------
Increase (decrease) from contract transactions                       (8,683)      (8,701)   (393,601)    (61,267)     (10,218)
                                                                   --------     --------  ----------  ----------     --------
Net assets at beginning of year                                     411,184      242,453   4,620,146     864,241      167,805
                                                                   --------     --------  ----------  ----------     --------
Net assets at end of year                                          $315,104     $200,424  $3,875,431  $  576,444     $119,989
                                                                   ========     ========  ==========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                              403,277      192,267   3,535,824     746,179      162,312
Contract purchase payments                                            5,681        1,157      49,552      30,158        1,431
Net transfers(1)                                                        425         (324)    (43,471)    (27,815)      (6,908)
Contract terminations:
    Surrender benefits and contract charges                         (20,736)      (8,658)   (327,484)    (71,726)      (7,717)
                                                                   --------     --------  ----------  ----------     --------
Units outstanding at end of year                                    388,647      184,442   3,214,421     676,796      149,118
                                                                   ========     ========  ==========  ==========     ========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IMD          ISC         IUS          IGR   IHI
Operations
Investment income (loss) -- net                                  $    8,175     $ (2,988) $   36,830  $   (6,190)    $ 37,187
Net realized gain (loss) on sales of investments                    (78,461)      (2,764)      7,690     (86,803)     (33,624)
Distributions from capital gains                                         --       37,515          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                    (181,673)     (88,412)     43,369    (192,043)     (19,595)
                                                                 ----------     --------  ----------  ----------     --------
Net increase (decrease) in net assets resulting from operations    (251,959)     (56,649)     87,889    (285,036)     (16,032)
                                                                 ==========     ========  ==========  ==========     ========
Contract transactions
Contract purchase payments                                           10,004       13,856       7,402      44,761        2,665
Net transfers(1)                                                   (152,940)     (36,159)   (103,751)    (11,127)     (68,618)
Contract terminations:
    Surrender benefits and contract charges                        (140,954)     (15,565)   (107,930)   (110,908)     (22,075)
                                                                 ----------     --------  ----------  ----------     --------
Increase (decrease) from contract transactions                     (283,890)     (37,868)   (204,279)    (77,274)     (88,028)
                                                                 ----------     --------  ----------  ----------     --------
Net assets at beginning of year                                   1,464,110      265,937   1,167,907   1,001,186      418,070
                                                                 ----------     --------  ----------  ----------     --------
Net assets at end of year                                        $  928,261     $171,420  $1,051,517  $  638,876     $314,010
                                                                 ==========     ========  ==========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                            1,278,297      176,899     974,298     742,144      407,937
Contract purchase payments                                            9,392        8,821       6,021      35,622        2,636
Net transfers(1)                                                   (164,466)     (27,163)    (82,792)    (22,885)     (70,183)
Contract terminations:
    Surrender benefits and contract charges                        (134,223)     (10,891)    (85,937)    (98,178)     (21,997)
                                                                 ----------     --------  ----------  ----------     --------
Units outstanding at end of year                                    989,000      147,666     811,590     656,703      318,393
                                                                 ==========     ========  ==========  ==========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IDI          IPD         IGI          IPG   IHY
Operations
Investment income (loss) -- net                                   $  34,629    $  50,613  $    5,714  $    3,232    $  65,047
Net realized gain (loss) on sales of investments                    (26,471)     (22,997)   (163,744)    (61,869)    (106,377)
Distributions from capital gains                                         --           --       7,344       9,599           --
Net change in unrealized appreciation or depreciation of
    investments                                                      10,612       (1,473)   (137,604)   (320,400)      27,088
                                                                  ---------    ---------  ----------  ----------    ---------
Net increase (decrease) in net assets resulting from operations      18,770       26,143    (288,290)   (369,438)     (14,242)
                                                                  =========    =========  ==========  ==========    =========
Contract transactions
Contract purchase payments                                            2,310        4,587         209      35,261          315
Net transfers(1)                                                    (61,091)     (96,456)   (219,953)    (45,362)    (138,583)
Contract terminations:
    Surrender benefits and contract charges                         (42,378)     (43,673)   (188,038)   (114,611)     (38,987)
                                                                  ---------    ---------  ----------  ----------    ---------
Increase (decrease) from contract transactions                     (101,159)    (135,542)   (407,782)   (124,712)    (177,255)
                                                                  ---------    ---------  ----------  ----------    ---------
Net assets at beginning of year                                     471,765      697,799   1,538,848   1,843,744      614,906
                                                                  ---------    ---------  ----------  ----------    ---------
Net assets at end of year                                         $ 389,376    $ 588,400  $  842,776  $1,349,594    $ 423,409
                                                                  =========    =========  ==========  ==========    =========
Accumulation unit activity
Units outstanding at beginning of year                              471,786      675,762   1,284,050   1,769,464      673,807
Contract purchase payments                                            2,276        4,390         172      34,173          345
Net transfers(1)                                                    (60,606)     (92,595)   (232,626)    (65,358)    (157,406)
Contract terminations:
    Surrender benefits and contract charges                         (41,600)     (41,898)   (173,476)   (117,025)     (43,733)
                                                                  ---------    ---------  ----------  ----------    ---------
Units outstanding at end of year                                    371,856      545,659     878,120   1,621,254      473,013
                                                                  =========    =========  ==========  ==========    =========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                                                       IPH          INO         IPV
Operations
Investment income (loss) -- net                                                             $ 34,584   $  (5,290)  $   (8,675)
Net realized gain (loss) on sales of investments                                             (29,195)   (223,256)    (234,009)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                         (13,726)     63,845     (158,184)
                                                                                            --------   ---------   ----------
Net increase (decrease) in net assets resulting from operations                               (8,337)   (164,701)    (400,868)
                                                                                            ========   =========   ==========
Contract transactions
Contract purchase payments                                                                     1,848         105       20,899
Net transfers(1)                                                                             (40,992)   (123,290)     (89,629)
Contract terminations:
    Surrender benefits and contract charges                                                  (18,663)    (32,263)    (119,326)
                                                                                            --------   ---------   ----------
Increase (decrease) from contract transactions                                               (57,807)   (155,448)    (188,056)
                                                                                            --------   ---------   ----------
Net assets at beginning of year                                                              323,239     557,271    1,514,597
                                                                                            --------   ---------   ----------
Net assets at end of year                                                                   $257,095   $ 237,122   $  925,673
                                                                                            ========   =========   ==========
Accumulation unit activity
Units outstanding at beginning of year                                                       323,734     512,534    1,323,511
Contract purchase payments                                                                     1,877         101       18,518
Net transfers(1)                                                                             (43,052)   (154,835)    (107,882)
Contract terminations:
    Surrender benefits and contract charges                                                  (19,515)    (40,465)    (117,692)
                                                                                            --------   ---------   ----------
Units outstanding at end of year                                                             263,044     317,335    1,116,455
                                                                                            ========   =========   ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Centurion Life. The following is a list of each variable annuity product funded through the Account.

ACL Personal Portfolio

ACL Personal Portfolio Plus(2)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

Subaccount     Invests exclusively in shares of                                            Shares
ICR            AXP(R) Variable Portfolio - Capital Resource Fund                           28,487
IMS            AXP(R) Variable Portfolio - Cash Management Fund                            36,633
ISI            AXP(R) Variable Portfolio - Diversified Bond Fund                           75,524
IIE            AXP(R) Variable Portfolio - International Fund                              22,604
IMG            AXP(R) Variable Portfolio - Managed Fund                                   156,130
IGD            AXP(R) Variable Portfolio - New Dimensions Fund                             10,194
IAG            AXP(R) Variable Portfolio - Strategy Aggressive Fund                        46,125
IGN            AIM V.I. Core Equity Fund, Series I Shares                                  36,868
IIN            AIM V.I. International Growth Fund, Series I Shares                         14,749
IVA            AIM V.I. Premier Equity Fund, Series I Shares                               30,260
IIG            American Century(R) VP Income & Growth, Class I                             50,098
IVL            American Century(R) VP Value, Class I                                       29,775
ISB            Janus Aspen Series Balanced Portfolio: Institutional Shares                170,656
IWG            Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares         25,632
IEQ            OpCap Equity Portfolio                                                       4,483
IMD            OpCap Managed Portfolio                                                     27,089
ISC            OpCap Small Cap Portfolio                                                    8,200
IUS            OpCap U.S. Government Income Portfolio                                      89,307
IGR            Oppenheimer Capital Appreciation Fund/VA                                    22,915
IHI            Oppenheimer High Income Fund/VA                                             39,150
IDI            Putnam VT Diversified Income Fund - Class IA Shares                         38,657
IPD            Putnam VT Diversified Income Fund - Class IB Shares                         62,287
IGI            Putnam VT Growth and Income Fund - Class IA Shares                          37,763
IPG            Putnam VT Growth and Income Fund - Class IB Shares                          66,500
IHY            Putnam VT High Yield Fund - Class IA Shares                                 54,820
IPH            Putnam VT High Yield Fund - Class IB Shares                                 34,021
INO            Putnam VT New Opportunities Fund - Class IA Shares                          16,532
IPV            Putnam VT Voyager Fund - Class IB Shares                                    39,154

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

--------------------------------------------------------------------------------
13   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $48,610 in 2003 and $69,022 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

--------------------------------------------------------------------------------
14   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                          Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund             0.610% to 0.535%
AXP(R) Variable Portfolio - International Fund                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                      0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund

AXP(R) Variable Portfolio - International Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                          Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund             0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

--------------------------------------------------------------------------------
15   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

Subaccount           Investment                                                                                     Purchases
ICR                  AXP(R) Variable Portfolio - Capital Resource Fund                                             $ 27,010
IMS                  AXP(R) Variable Portfolio - Cash Management Fund                                                   235
ISI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                               68,076
IIE                  AXP(R) Variable Portfolio - International Fund                                                  17,332
IMG                  AXP(R) Variable Portfolio - Managed Fund                                                       126,990
IGD                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                                               8,989
IAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            24,831
IGN                  AIM V.I. Core Equity Fund, Series I Shares                                                      26,168
IIN                  AIM V.I. International Growth Fund, Series I Shares                                             24,453
IVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                   20,878
IIG                  American Century(R) VP Income & Growth, Class I                                                 20,883
IVL                  American Century(R) VP Value, Class I                                                           11,366
ISB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                    124,685
IWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                             25,422
IEQ                  OpCap Equity Portfolio                                                                           9,499
IMD                  OpCap Managed Portfolio                                                                         96,853
ISC                  OpCap Small Cap Portfolio                                                                       32,171
IUS                  OpCap U.S. Government Income Portfolio                                                          77,927
IGR                  Oppenheimer Capital Appreciation Fund/VA                                                        57,045
IHI                  Oppenheimer High Income Fund/VA                                                                 28,032
IDI                  Putnam VT Diversified Income Fund - Class IA Shares                                             43,791
IPD                  Putnam VT Diversified Income Fund - Class IB Shares                                             54,241
IGI                  Putnam VT Growth and Income Fund - Class IA Shares                                              57,179
IPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              60,313
IHY                  Putnam VT High Yield Fund - Class IA Shares                                                     54,512
IPH                  Putnam VT High Yield Fund - Class IB Shares                                                     29,362
INO                  Putnam VT New Opportunities Fund - Class IA Shares                                               9,654
IPV                  Putnam VT Voyager Fund - Class IB Shares                                                        24,803

--------------------------------------------------------------------------------
16   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           ICR      IMS      ISI      IIE      IMG     IGD      IAG      IGN      IIN     IVA
Accumulation unit value
At Dec. 31, 2000                          $1.23    $1.05    $1.01    $1.18    $1.17   $1.34    $1.26    $1.28    $1.15   $1.25
At Dec. 31, 2001                          $0.99    $1.08    $1.08    $0.83    $1.03   $1.10    $0.83    $0.98    $0.87   $1.08
At Dec. 31, 2002                          $0.76    $1.07    $1.12    $0.67    $0.89   $0.85    $0.56    $0.81    $0.72   $0.74
At Dec. 31, 2003                          $0.97    $1.06    $1.15    $0.85    $1.05   $1.04    $0.71    $1.00    $0.92   $0.91
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            963       50      943      257    2,216     151      626      932      344     889
At Dec. 31, 2002                            650       47      794      231    2,318     155      511      866      270     703
At Dec. 31, 2003                            584       41      701      222    2,090     150      476      775      258     671
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $956      $54   $1,014     $214   $2,287    $167     $520     $909     $299    $957
At Dec. 31, 2002                           $496      $51     $889     $155   $2,055    $132     $285     $703     $195    $520
At Dec. 31, 2003                           $568      $44     $808     $188   $2,196    $156     $337     $772     $237    $612
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.30%    3.41%    6.45%    1.24%    2.49%   0.23%    0.22%    0.05%    0.33%   0.13%
For the year ended Dec. 31, 2002          0.51%    1.16%    5.05%    1.00%    2.64%   0.51%   --        0.31%    0.50%   0.29%
For the year ended Dec. 31, 2003          0.63%    0.52%    3.60%    0.93%    2.26%   0.67%   --        1.01%    0.57%   0.30%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (19.51%)   2.86%    6.93%  (29.66%) (11.97%)(17.91%) (34.13%) (23.44%) (24.35%)(13.60%)
For the year ended Dec. 31, 2002        (23.23%)  (0.93%)   3.70%  (19.28%) (13.59%)(22.73%) (32.53%) (17.35%) (17.24%)(31.48%)
For the year ended Dec. 31, 2003         27.63%   (0.93%)   2.68%   26.87%   17.98%  22.35%   26.79%   23.46%   27.78%  22.97%
-------------------------------------------------------------------------------------------------------------------------------

                                           IIG      IVL      ISB      IWG     IEQ      IMD      ISC      IUS     IGR      IHI
Accumulation unit value
At Dec. 31, 2000                          $1.13    $1.13    $1.39    $1.51    $1.13   $1.22    $1.41    $1.14    $1.56   $1.02
At Dec. 31, 2001                          $1.02    $1.26    $1.31    $1.16    $1.03   $1.15    $1.50    $1.20    $1.35   $1.02
At Dec. 31, 2002                          $0.81    $1.09    $1.21    $0.85    $0.80   $0.94    $1.16    $1.30    $0.97   $0.99
At Dec. 31, 2003                          $1.03    $1.38    $1.36    $1.04    $1.02   $1.13    $1.63    $1.29    $1.26   $1.21
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            403      192    3,536      746      162   1,278      177      974      742     408
At Dec. 31, 2002                            389      184    3,214      677      149     989      148      812      657     318
At Dec. 31, 2003                            318      168    2,892      636      143     941      154      750      633     280
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $411     $242   $4,620     $864     $168  $1,464     $266   $1,168   $1,001    $418
At Dec. 31, 2002                           $315     $200   $3,875     $576     $120    $928     $171   $1,052     $639    $314
At Dec. 31, 2003                           $329     $232   $3,922     $662     $146  $1,060     $252     $971     $795    $337
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.78%    1.14%    2.70%    0.50%    0.69%   2.39%    0.78%    4.36%    0.58%   9.84%
For the year ended Dec. 31, 2002          1.10%    0.89%    2.38%    0.87%    0.90%   2.07%    0.08%    4.72%    0.63%  11.47%
For the year ended Dec. 31, 2003          1.45%    1.13%    2.19%    1.11%    1.32%   1.79%    0.05%    2.92%    0.40%   7.37%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         (9.73%)  11.50%   (5.76%) (23.18%)  (8.85%) (5.74%)   6.38%    5.26%  (13.46%)  0.00%
For the year ended Dec. 31, 2002        (20.59%) (13.49%)  (7.63%) (26.72%) (22.33%)(18.26%) (22.67%)   8.33%  (28.15%) (2.94%)
For the year ended Dec. 31, 2003         27.16%   26.61%   12.40%   22.35%   27.50%  20.21%   40.52%   (0.77%)  29.90%  22.22%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

                                                             IDI      IPD      IGI     IPG      IHY      IPH      INO     IPV
Accumulation unit value
At Dec. 31, 2000                                            $0.98    $1.01    $1.30   $1.13    $0.89    $0.98    $1.57   $1.50
At Dec. 31, 2001                                            $1.00    $1.03    $1.20   $1.04    $0.91    $1.00    $1.09   $1.14
At Dec. 31, 2002                                            $1.05    $1.08    $0.96   $0.83    $0.90    $0.98    $0.75   $0.83
At Dec. 31, 2003                                            $1.24    $1.28    $1.21   $1.05    $1.12    $1.22    $0.98   $1.02
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                                              472      676    1,284   1,769      674      324      513   1,324
At Dec. 31, 2002                                              372      546      878   1,621      473      263      317   1,116
At Dec. 31, 2003                                              290      451      731   1,479      390      221      261     995
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                                             $472     $698   $1,539  $1,844     $615     $323     $557  $1,515
At Dec. 31, 2002                                             $389     $588     $843  $1,350     $423     $257     $237    $926
At Dec. 31, 2003                                             $360     $576     $883  $1,547     $437     $270     $255  $1,016
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001                            7.72%    6.95%    1.73%   1.58%   14.07%   13.47%   --      --
For the year ended Dec. 31, 2002                            9.50%    9.20%    1.88%   1.60%   14.03%   13.18%   --       0.67%
For the year ended Dec. 31, 2003                            9.51%    9.24%    2.14%   1.82%   10.99%   10.82%   --       0.39%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001                            2.04%    1.98%   (7.69%) (7.96%)   2.25%    2.04%  (30.57%)(24.00%)
For the year ended Dec. 31, 2002                            5.00%    4.85%  (20.00%)(20.19%)  (1.10%)  (2.00%) (31.19%)(27.19%)
For the year ended Dec. 31, 2003                           18.10%   18.52%   26.04%  26.51%   24.44%   24.49%   30.67%  22.89%
-------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
18   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ICR (Investing in shares of AXP(R) Variable
Portfolio - Capital Resource Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.76   $0.99    $1.23    $1.51    $1.24   $1.01    $1.00
Accumulation unit value at end of period                        $0.97   $0.76    $0.99    $1.23    $1.51   $1.24    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              584     650      963      970      861     753      --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMS (Investing in shares of AXP(R) Variable
Portfolio - Cash Management Fund*) (10/24/1997)
Accumulation unit value at beginning of period                  $1.07   $1.08    $1.05    $1.01    $1.01   $1.00    $1.00
Accumulation unit value at end of period                        $1.06   $1.07    $1.08    $1.05    $1.01   $1.01    $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                               41      47       50       59       --      13       --

*    The 7-day  simple and  compound  yields for AXP  Variable  Portfolio - Cash
     Management Fund as of Dec. 31, 2003 were (1.04%) and (1.04%), respectively.
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISI (Investing in shares of AXP(R) Variable
Portfolio - Diversified Bond Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $1.12   $1.08    $1.01    $0.97    $0.97   $0.97    $1.00
Accumulation unit value at end of period                        $1.15   $1.12    $1.08    $1.01    $0.97   $0.97    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                              701     794      943    1,016      898     566       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIE (Investing in shares of AXP(R) Variable
Portfolio - International Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.67   $0.83    $1.18    $1.60    $1.11   $0.97    $1.00
Accumulation unit value at end of period                        $0.85   $0.67    $0.83    $1.18    $1.60   $1.11    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                              222     231      257      192      143      56       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMG (Investing in shares of AXP(R) Variable
Portfolio - Managed Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.89   $1.03    $1.17    $1.22    $1.07   $0.97    $1.00
Accumulation unit value at end of period                        $1.05   $0.89    $1.03    $1.17    $1.22   $1.07    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                            2,090   2,318    2,216    2,219    1,962   1,650       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGD (Investing in shares of AXP(R) Variable
Portfolio - New Dimensions Fund(R)) (11/4/1998)
Accumulation unit value at beginning of period                  $0.85   $1.10    $1.34    $1.50    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.04   $0.85    $1.10    $1.34    $1.50   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              150     155      151      119       88       4       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IAG (Investing in shares of AXP(R) Variable
Portfolio - Strategy Aggressive Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.56   $0.83    $1.26    $1.57    $0.93   $0.92    $1.00
Accumulation unit value at end of period                        $0.71   $0.56    $0.83    $1.26    $1.57   $0.93    $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                              476     511      626      438      427     269       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGN (Investing in shares of AIM V.I. Core
Equity Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.81   $0.98    $1.28    $1.52    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.00   $0.81    $0.98    $1.28    $1.52   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              775     866      932      724      381       6       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIN (Investing in shares of AIM V.I.
International Growth Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.72   $0.87    $1.15    $1.59    $1.04   $1.00       --
Accumulation unit value at end of period                        $0.92   $0.72    $0.87    $1.15    $1.59   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              258     270      344      266      230       4       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IVA (Investing in shares of AIM V.I.
Premier Equity Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.74   $1.08    $1.25    $1.48    $1.16   $1.00       --
Accumulation unit value at end of period                        $0.91   $0.74    $1.08    $1.25    $1.48   $1.16       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              671     703      889      761      482       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIG (Investing in shares of American Century(R)
VP Income & Growth, Class I) (11/4/1998)
Accumulation unit value at beginning of period                  $0.81   $1.02    $1.13    $1.28    $1.10   $1.00       --
Accumulation unit value at end of period                        $1.03   $0.81    $1.02    $1.13    $1.28   $1.10       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              318     389      403      278      180       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IVL (Investing in shares of American Century(R)
VP Value, Class I) (11/4/1998)
Accumulation unit value at beginning of period                  $1.09   $1.26    $1.13    $0.97    $1.00   $1.00       --
Accumulation unit value at end of period                        $1.38   $1.09    $1.26    $1.13    $0.97   $1.00       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              168     184      192      199      116       3       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISB (Investing in shares of Janus Aspen Series
Balanced Portfolio: Institutional Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $1.21   $1.31    $1.39    $1.44    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.36   $1.21    $1.31    $1.39    $1.44   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2,892   3,214    3,536    3,145    1,783      37       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IWG (Investing in shares of Janus Aspen Series
Worldwide Growth Portfolio: Institutional Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.85   $1.16    $1.51    $1.82    $1.12   $1.00       --
Accumulation unit value at end of period                        $1.04   $0.85    $1.16    $1.51    $1.82   $1.12       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              636     677      746      648      280      11       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IEQ (Investing in shares of OpCap Equity
Portfolio) (11/4/1998)
Accumulation unit value at beginning of period                  $0.80   $1.03    $1.13    $1.04    $1.03   $1.00       --
Accumulation unit value at end of period                        $1.02   $0.80    $1.03    $1.13    $1.04   $1.03       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              143     149      162      164      101       3       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMD (Investing in shares of OpCap Managed
Portfolio) (10/27/1997)
Accumulation unit value at beginning of period                  $0.94   $1.15    $1.22    $1.13    $1.09   $1.03    $1.00
Accumulation unit value at end of period                        $1.13   $0.94    $1.15    $1.22    $1.13   $1.09    $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                              941     989    1,278    1,378    1,293   1,274       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISC (Investing in shares of OpCap Small
Cap Portfolio) (11/4/1998)
Accumulation unit value at beginning of period                  $1.16   $1.50    $1.41    $0.99    $1.02   $1.00       --
Accumulation unit value at end of period                        $1.63   $1.16    $1.50    $1.41    $0.99   $1.02       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              154     148      177      187      125       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IUS (Investing in shares of OpCap U.S.
Government Income Portfolio) (10/27/1997)
Accumulation unit value at beginning of period                  $1.30   $1.20    $1.14    $1.05    $1.08   $1.01    $1.00
Accumulation unit value at end of period                        $1.29   $1.30    $1.20    $1.14    $1.05   $1.08    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              750     812      974      986    1,070   1,042       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGR (Investing in shares of Oppenheimer
Capital Appreciation Fund/VA) (11/4/1998)
Accumulation unit value at beginning of period                  $0.97   $1.35    $1.56    $1.59    $1.14   $1.00       --
Accumulation unit value at end of period                        $1.26   $0.97    $1.35    $1.56    $1.59   $1.14       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              633     657      742      507      329      12       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IHI (Investing in shares of Oppenheimer
High Income Fund/VA) (11/4/1998)
Accumulation unit value at beginning of period                  $0.99   $1.02    $1.02    $1.07    $1.04   $1.00       --
Accumulation unit value at end of period                        $1.21   $0.99    $1.02    $1.02    $1.07   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              280     318      408      344      253       6       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IDI (Investing in shares of Putnam VT
Diversified Income Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $1.05   $1.00    $0.98    $0.99    $0.99   $1.01    $1.00
Accumulation unit value at end of period                        $1.24   $1.05    $1.00    $0.98    $0.99   $0.99    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              290     372      472      546      605     662       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPD (Investing in shares of Putnam VT
Diversified Income Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $1.08   $1.03    $1.01    $1.03    $1.02   $1.00       --
Accumulation unit value at end of period                        $1.28   $1.08    $1.03    $1.01    $1.03   $1.02       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              451     546      676      553      428      14       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGI (Investing in shares of Putnam VT Growth
and Income Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.96   $1.20    $1.30    $1.21    $1.21   $1.07    $1.00
Accumulation unit value at end of period                        $1.21   $0.96    $1.20    $1.30    $1.21   $1.21    $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                              731     878    1,284    1,528    1,585   1,538       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPG (Investing in shares of Putnam VT Growth
and Income Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.83   $1.04    $1.13    $1.06    $1.06   $1.00       --
Accumulation unit value at end of period                        $1.05   $0.83    $1.04    $1.13    $1.06   $1.06       --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1,479   1,621    1,769    1,720      866      17       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IHY (Investing in shares of Putnam VT High
Yield Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.90   $0.91    $0.89    $0.99    $0.94   $1.02    $1.00
Accumulation unit value at end of period                        $1.12   $0.90    $0.91    $0.89    $0.99   $0.94    $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                              390     473      674      770      859   1,150       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPH (Investing in shares of Putnam VT High
Yield Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.98   $1.00    $0.98    $1.08    $1.04   $1.00       --
Accumulation unit value at end of period                        $1.22   $0.98    $1.00    $0.98    $1.08   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              221     263      324      305      235      14       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount INO (Investing in shares of Putnam VT New
Opportunities Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.75   $1.09    $1.57    $2.16    $1.29   $1.05    $1.00
Accumulation unit value at end of period                        $0.98   $0.75    $1.09    $1.57    $2.16   $1.29    $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                              261     317      513      516      471     411       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPV (Investing in shares of Putnam VT
Voyager Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.83   $1.14    $1.50    $1.82    $1.17   $1.00       --
Accumulation unit value at end of period                        $1.02   $0.83    $1.14    $1.50    $1.82   $1.17       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              995   1,116    1,324    1,073      538      14       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
21   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $491,584; 2002, $407,687)               $509,123      $428,661
   Mortgage loans on real estate                                                                       62,619        49,046
                                                                                                     --------      --------
         Total investments                                                                            571,742       477,707
Cash and cash equivalents                                                                              22,554        22,589
Amounts recoverable from reinsurers                                                                     2,125         2,188
Amounts due from brokers                                                                                2,145            --
Accrued investment income                                                                               5,959         4,841
Deferred policy acquisition costs                                                                      19,709        15,618
Other assets                                                                                              124            84
Separate account assets                                                                                29,900        20,156
                                                                                                     --------      --------
         Total assets                                                                                $654,258      $543,183
                                                                                                     ========      ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $528,165      $432,472
      Traditional life insurance                                                                        1,494         1,560
      Disability income                                                                                    85            85
   Amounts due to brokers                                                                                  --        15,412
   Deferred income taxes                                                                                1,622         1,864
   Other liabilities                                                                                    2,047         2,332
   Separate account liabilities                                                                        29,900        20,156
                                                                                                     --------      --------
         Total liabilities                                                                            563,313       473,881
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued
      and outstanding                                                                                   1,000         1,000
   Additional paid-in capital                                                                          56,600        36,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  10,467        12,540
   Retained earnings                                                                                   22,878        19,162
                                                                                                     --------      --------
         Total stockholder's equity                                                                    90,945        69,302
                                                                                                     --------      --------
         Total liabilities and stockholder's equity                                                  $654,258      $543,183
                                                                                                     ========      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Net investment income                                                               $29,915        $29,225       $25,877
   Contractholder charges                                                                  500            615           721
   Mortality and expense risk and other fees                                               339            404           414
   Credit life insurance premiums                                                            1              1             1
   Net realized loss on investments                                                       (369)        (5,529)       (8,722)
                                                                                       -------        -------       -------
      Total revenues                                                                    30,386         24,716        18,291
                                                                                       -------        -------       -------
BENEFITS AND EXPENSES
   Interest credited on investment contracts                                            20,178         19,743        19,161
   Amortization of deferred policy acquisition costs                                     2,262          2,742         2,009
   Death and other benefits on investment contracts                                         30            (28)          (32)
   Other operating expenses                                                              2,298          1,682         1,999
                                                                                       -------        -------       -------
      Total benefits and expenses                                                       24,768         24,139        23,137
                                                                                       -------        -------       -------
Income (loss) before income taxes                                                        5,618            577        (4,846)
Income tax expense (benefit)                                                             1,902            216        (1,204)
                                                                                       -------        -------       -------
Net income (loss)                                                                      $ 3,716        $   361      $ (3,642)
                                                                                       =======        =======      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                                 $   3,716      $     361     $  (3,642)
   Adjustments to reconcile net income (loss) to net cash provided by operating activities:
      Change in amounts recoverable from reinsurers                                         63             80            44
      Change in accrued investment income                                               (1,118)           (11)          652
      Change in deferred policy acquisition costs, net                                  (3,846)           285          (432)
      Change in liabilities for future policy benefits for traditional
        life and disability income insurance                                               (66)           (55)           (1)
      Change in policy claims and other policyholder's funds                               283          1,823        (2,040)
      Deferred income taxes                                                                875         (1,115)       (3,169)
      Change in other assets                                                               (40)            --             3
      Change in other liabilities                                                         (568)        (3,596)        3,863
      Amortization of premium (accretion of discount), net                                 677           (684)           63
      Net realized loss on investments                                                     369          5,529         8,722
      Other, net                                                                            19            (31)          (57)
                                                                                     ---------      ---------     ---------
      Net cash provided by operating activities                                            364          2,586         4,006
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (213,462)      (146,462)     (145,713)
      Maturities                                                                        91,078         59,959        44,923
      Sales                                                                             38,080         53,790        54,619
   Mortgage loans on real estate:
      Purchases                                                                        (16,605)       (13,325)      (14,819)
      Sales and repayments                                                               2,375          3,584           689
   Change in amounts due to and from brokers                                           (17,557)         5,460        10,171
                                                                                     ---------      ---------     ---------
      Net cash used in investing activities                                           (116,091)       (36,994)      (50,130)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES Activity related to investment contracts:
      Considerations received                                                          114,369         58,264        51,562
      Surrenders and other benefits                                                    (38,855)       (28,761)      (34,967)
      Interest credited to account balances                                             20,178         19,743        19,161
   Capital contribution                                                                 20,000             --        10,000
                                                                                     ---------      ---------     ---------
      Net cash provided by financing activities                                        115,692         49,246        45,756
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                    (35)        14,838          (368)
   Cash and cash equivalents at beginning of year                                       22,589          7,751         8,119
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  22,554      $  22,589     $   7,751
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $     711      $   4,297     $      --
   Interest on borrowings                                                                    6              3             2

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                     Accumulated
                                                                                        Other
                                                                        Additional  Comprehensive                     Total
                                                          Capital         paid-in  income (loss),     Retained    stockholder's
                                                           stock          Capital    Net of tax       earnings       equity
Balance, January 1, 2001                                   $1,000        $26,600      $ (7,104)       $22,443       $42,939
Comprehensive income:
   Net loss                                                    --             --            --         (3,642)       (3,642)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $12                         --             --           (24)            --           (24)
   Net unrealized holding gains on Available-for-Sale
      securities arising  during the year, net of
      deferred policy acquisition costs of ($870),
      and income tax expense of $8,134                         --             --        15,106             --        15,106
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax expense of $3,611                --             --        (6,707)            --        (6,707)
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --         8,375             --         8,375
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         4,733
   Capital contribution                                        --         10,000            --             --        10,000
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2001                                 $1,000        $36,600        $1,271        $18,801       $57,672
Comprehensive income:
   Net income                                                  --             --            --            361           361
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($975),
      and income tax expense of $4,177                         --             --         7,756             --         7,756
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $1,892              --             --         3,513             --         3,513
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --        11,269             --        11,269
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --        11,630
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2002                                 $1,000        $36,600       $12,540        $19,162       $69,302
Comprehensive income:
   Net income                                                  --             --            --          3,716         3,716
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $245,
      and income tax benefit of $1,022                         --             --        (1,897)            --        (1,897)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax expense of $95                 --             --          (176)            --          (176)
                                                           ------        -------      --------        -------       -------
   Other comprehensive loss                                    --             --        (2,073)            --        (2,073)
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         1,643
   Cash contribution from parent                                          20,000                                     20,000
                                                           ------        -------      --------        -------       -------
Balance, December 31, 2003                                 $1,000        $56,600       $10,467        $22,878       $90,945
                                                           ======        =======       =======        =======       =======

See accompanying Notes to Financial Statements

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

American Centurion Life's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. American Centurion Life distributes its products on a direct response basis, primarily to American Express, cardmembers, and through financial institutions.

American Centurion Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Centurion Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (American Centurion Life's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder charges

Contractholder charges include certain charges assessed on annuities. Contractholder charges include cost of administrative charges and surrender charges on annuities. Contract charges and surrender charges on annuities are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees, are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's other fees are management fees, generally computed as a contractual rate based on the underlying asset values, and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Centurion Life defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions, policy issue costs and other related costs that have been deferred on the sale of annuity contracts. DAC for certain installment annuities are amortized as a percentage of estimated gross profits. DAC for other annuities are amortized using the interest method.

The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principle DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by American Centurion Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Centurion Life's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $34 thousand, $22 thousand and $10 thousand, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 6.9%, depending on year of issue, with an average rate of approximately 5.8%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Federal income taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Centurion Life provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of the variable annuity contract owners. American Centurion Life receives mortality and expense risk fees from the separate accounts.

American Centurion Life provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". American Centurion Life adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDO's. Although there was no significant impact resulting from the adoption of Issue 99-20, American Centurion Life holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The entities primarily impacted by FIN 46 relate to SLTs for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life is not required to consolidate the SLTs as it is not the primary beneficiary. American Centurion Life has a pro rata interest in the performance of approximately $26.4 million of the high-yield loans which have a market value of $25.8 million. The SLTs have an adjusted cost basis of $6.2 million. American Centurion Life's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $6.2 million.

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as American Centurion Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Centurion Life's rated CDO's whose retained interest in the trust had a carrying value of $11,461 at December 31, 2003, of which $8,446 is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Centurion Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Centurion Life. American Centurion Life expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact as a cumulative effect of change in accounting principle in American Centurion Life's 2004 Statement of Income.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $223,788       $12,323         $  908      $235,203
   Mortgage and other asset-backed securities                            208,799         5,589            480       213,908
   Structured investments                                                 18,070            10            391        17,689
   Foreign corporates                                                     37,912         1,810            445        39,277
   U.S. Government agency obligations                                      2,015            75             --         2,090
   State and Municipal Obligations                                         1,000            --             44           956
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $491,584       $19,807         $2,268      $509,123
                                                                        ========       =======         ======      ========

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $176,254       $12,713         $1,586      $187,381
   Mortgage and other asset-backed securities                            211,629        10,196             55       221,770
   Structured investments                                                 18,775            12            398        18,389
   Foreign corporates                                                         --            --             --            --
   U.S. Government agency obligations                                      1,029            92             --         1,121
   State and Municipal Obligations                                            --            --             --            --
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $407,687       $23,013         $2,039      $428,661
                                                                        ========       =======         ======      ========

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      Less than 12 months        12 months or more              Total
(Thousands)                                          Fair     Unrealized        Fair    Unrealized        Fair     Unrealized
Description of Securities                            Value      Losses          Value     Losses          Value      Losses
Corporate debt securities                         $ 47,022    $  (898)         $240        $(10)       $ 47,262     $  (908)
Mortgage and other asset-backed securities          65,580       (480)           --          --          65,580        (480)
State and municipal obligations                        956        (44)           --          --             956         (44)
Foreign corporates                                  13,576       (445)           --          --          13,576        (445)
                                                  --------    -------          ----        ----        --------     -------
Total                                             $127,134    $(1,867)         $240        $(10)       $127,374     $(1,877)
                                                  ========    =======          ====        ====        ========     =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $391 thousand.

Approximately 77 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                                                                      Amortized       Fair
(Thousands)                                                                                             Cost          Value
Due within 1 year                                                                                    $  1,000      $  1,007
Due after 1 year through 5 years                                                                       85,718        91,699
Due after 5 years through 10 years                                                                    167,190       173,797
Due after 10 years                                                                                     28,877        28,712
Mortgage and other asset-backed securities                                                            208,799       213,908
                                                                                                     --------      --------
   Total                                                                                             $491,584      $509,123
                                                                                                     ========      ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $1.0 million and $1.0 million, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 89 percent of American Centurion Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $12.0 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                                                                    2003          2002
AAA                                                                                                        44%           53%
AA                                                                                                          2             1
A                                                                                                          18            13
BBB                                                                                                        29            28
Below investment grade                                                                                      7             5
                                                                                                          ---           ---
   Total                                                                                                  100%          100%
                                                                                                          ===           ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                             2003            2002          2001
Sales                                                                                 $ 38,080       $ 53,790      $ 54,619
Maturities                                                                            $ 91,078       $ 59,959      $ 44,923
Purchases                                                                             $213,462       $146,462      $145,713
                                                                                      --------       --------      --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $2.8 million, $2.2 million and $0.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($1.2 million), ($4.3 million) and ($4.1 million) for the same periods. American Centurion Life also recognized (losses) of approximately ($1.3 million), ($3.3 million) and ($4.9 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Centurion Life recorded pretax losses of $10.3 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with American Centurion Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, $8.3 million of these losses are included in Net realized losses on investments and $2.0 million are included in Net investment income.

During 2001, American Centurion Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14.9 million, into a securitization trust. In return, American Centurion Life received $1.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12.9 million. As of December 31, 2003, the retained interests had a carrying value of approximately $11.5 million, of which approximately $8.4 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Mortgage loans on real estate

At December 31, 2003, approximately 11 percent of American Centurion Life's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                                December 31, 2003         December 31,2002
(Thousands)                                                               On Balance    Funding        On Balance    Funding
Region                                                                       Sheet    Commitments         Sheet    Commitments
South Atlantic                                                              $12,870      $1,350         $ 9,911     $  --
Mountain                                                                     11,362          --           8,810        --
Pacific                                                                      11,121          --              --     5,200
West North Central                                                            8,547          --           9,721        --
West South Central                                                            5,634          --           5,513       500
Middle Atlantic                                                               4,980          --           5,106        --
East North Central                                                            4,335          --           4,422        --
East South Central                                                            2,861          --           2,963        --
New England                                                                   1,829          --           2,878        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

                                                                                December 31, 2003         December 31, 2002
(Thousands)                                                               On Balance   Funding         On Balance    Funding
Property type                                                                Sheet   Commitments          Sheet    Commitments
Office buildings                                                            $21,110      $1,350         $17,790    $3,078
Department/retail stores                                                     17,997          --          16,547     2,622
Industrial buildings                                                         14,972          --          11,260        --
Mixed use                                                                     4,287          --           1,456        --
Apartments                                                                    2,613          --           1,246        --
Medical buildings                                                             2,560          --           1,025        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, American Centurion Life had no recorded investment in impaired loans. The average recorded investment in impaired loans for the years ended December 31, 2003, and 2002 was $nil.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003           2002           2001
Balance, January 1                                                                        $278           $149          $ 28
Provision for mortgage loan losses                                                         642            129           121
                                                                                          ----           ----          ----
Balance, December 31                                                                      $920           $278          $149
                                                                                          ====           ====          ====


Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003           2002           2001
Income on fixed maturities                                                             $25,649        $25,178       $23,875
Income on mortgage loans on real estate                                                  4,278          3,300         2,599
Other                                                                                      358          1,050          (420)
                                                                                       -------        -------       -------
                                                                                        30,285         29,528        26,054
Less investment expenses                                                                   370            303           177
                                                                                       -------        -------       -------
Total                                                                                  $29,915        $29,225       $25,877
                                                                                       =======        =======       =======

Net realized losses on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003           2002          2001
Fixed maturities                                                                         $ 271        $(5,405)      $(8,527)
Mortgage loans on real estate                                                             (642)          (129)         (121)
Other investments                                                                            2              5           (74)
                                                                                         -----        -------       -------
   Total                                                                                 $(369)       $(5,529)      $(8,722)
                                                                                         =====        =======       =======

4. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

(Thousands)                                                                               2003          2002           2001
Federal income taxes:
   Current                                                                              $1,053        $ 1,242       $ 1,165
   Deferred                                                                                875         (1,115)       (3,169)
                                                                                        ------         ------       -------
                                                                                         1,928            127        (2,004)
State income taxes-current                                                                 (26)            89           800
                                                                                        ------         ------       -------
Income tax expense (benefit)                                                            $1,902         $  216       $(1,204)
                                                                                        ======         ======       =======

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The principal causes of the difference in each year are shown below:

                                                            2003                      2002                      2001
(Thousands)                                         Provision    Rate         Provision    Rate          Provision    Rate
Federal income taxes based on the statutory rate    $1,966         35.0%       $202          35.0%      $(1,696)      (35.0)%
   Dividend exclusion                                  (22)        (0.4)         (6)          1.9            --        --
   State tax, net                                      (17)        (0.3)         58         (17.4)          520        10.7
   Other, net                                          (25)        (0.5)        (38)         11.1           (28)       (0.5)
                                                    ------         ----        ----          ----       -------        ----
Total income taxes                                  $1,902         33.8%       $216          30.6%      $(1,204)       24.8)%
                                                    ======         ====        ====          ====       =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets: (Thousands)                                                                 2003          2002
   Policy reserves                                                                                    $ 3,274       $ 3,557
   Investments                                                                                          5,559         5,315
   Other                                                                                                  360           370
                                                                                                      -------       -------
Total deferred income tax assets                                                                        9,193         9,242
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    5,179         4,354
   Net unrealized gains on Available-for-Sale securities                                                5,636         6,752
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  10,815        11,106
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $ 1,622       $ 1,864
                                                                                                      =======       =======

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Centurion Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Centurion Life's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory capital and surplus aggregated $42.9 million and $33.7 million as of December 31, 2003 and 2002, respectively (see Note 10 for a reconciliation of net income (loss) and stockholder's equity per the accompanying financial statements to statutory-basis net loss and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect

January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Centurion Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2002 was an increase of $462 thousand.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $5 thousand for each of the years 2003, 2002 and 2001, respectively.

American Centurion Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $25 thousand, $21 thousand, and $24 thousand, respectively.

American Centurion Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $3.0 million, $2.2 million, and $2.0 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Centurion Life may not be reflective of expenses that would have been incurred by American Centurion Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $636 thousand and $200 thousand, respectively, payable to IDS Life for federal income taxes.

7. LINES OF CREDIT

American Centurion Life has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

American Centurion Life is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

American Centurion Life has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2003 and 2002, traditional life insurance in-force aggregated $105.4 million and $119.6 million, respectively, of which $105.3 million and $119.6 million were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.3 million, and $1.3 million for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance recovered from reinsurers amounted to $920 thousand, $2.0 million, and $336 thousand for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligations to policyholders.

At December 31, 2003, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Centurion Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                                 Carrying      Fair          Carrying    Fair
Financial Assets                                                             Amount       Value          Amount     Value
Fixed maturities                                                           $509,123    $509,123        $428,661  $428,661
Mortgage loans on real estate                                                62,619      68,380          49,046    55,004
Cash and cash equivalents                                                    22,554      22,554          22,589    22,589
Separate account assets                                                      29,900      29,900          20,156    20,156
Financial Liabilities
Future policy benefits for fixed annuities                                 $527,047    $514,126        $431,605  $420,984
Separate account liabilities                                                 29,900      28,730          20,156    19,317
Derivative attached calls                                                        63          63              --        --

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.1 million and $867 thousand respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income (loss) for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                         2003           2002           2001
(Thousands)
Net income (loss), per accompanying financial statements                              $  3,716        $   361      $ (3,642)
Deferred policy acquisition costs                                                       (3,618)           290          (386)
Adjustments of future policy benefit liabilities                                       (11,953)          (574)        3,686
Deferred federal income tax benefit                                                        875         (1,433)       (3,169)
Interest maintenance reserve gain/loss transfer and amortization                        (1,306)           (95)        3,304
Deferred surrender charge                                                                  (68)          (433)         (275)
Other, net                                                                                 609         (3,470)       (1,474)
                                                                                      --------       --------      --------
Statutory-basis net loss                                                              $(11,745)      $ (5,354)     $ (1,956)
                                                                                      ========       ========      ========

Stockholder's equity, per accompanying Financial statements                           $ 90,945       $ 69,302      $ 57,672
Deferred policy acquisition costs                                                      (19,709)       (15,618)      (16,878)
Adjustments of future policy benefit liabilities                                        (9,983)         5,804         6,455
Adjustments of reinsurance ceded reserves                                               (2,125)        (2,188)       (2,268)
Deferred federal income tax expense (benefit)                                            2,519          2,326        (3,091)
Asset valuation reserve                                                                 (2,762)          (630)       (3,180)
Net unrealized gain on investments                                                     (16,618)       (20,695)       (2,495)
Other, net                                                                                 637         (4,549)        1,439
                                                                                      --------       --------      --------
Statutory-basis capital and surplus                                                   $ 42,904       $ 33,752      $ 37,654
                                                                                      ========       ========      ========

American Centurion

Life Assurance Company

20 Madison Avenue Extension

Albany, NY 12203

(800) 504-0469
                                                                  45066 K (4/04)